Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income before tax	$ 912.0	$ 251.6
Statutory tax rate	26.70%	26.70%
Tax expense at statutory rate	$ 243.5	$ 67.2
Effect of: Deductions related to mining taxes	(24.2)	(16.3)
Adjusted income taxes	219.3	50.9
Mining tax expense	76.9	50.0
Adjusted income tax expense after mining tax expense (recovery)	296.2	100.9
Permanent differences related to: Capital items	(7.4)	0.5
Permanent differences related to: Other income tax permanent differences	(0.8)	4.1
Withholding tax on dividends	9.0	1.8
Impact of remeasurement on decommissioning liability	(1.7)	6.5
Temporary income tax differences (recognized)/not recognized	(5.4)	8.3
Recognition of previously unrecognized deferred tax assets	(2.4)	0.0
Impact related to differences in tax rates in foreign operations	71.6	36.7
Impact of changes to statutory tax rates	0.0	(4.4)
Effect of flow through shares	4.3	3.9
Foreign exchange on non-monetary items	(15.4)	26.2
Impact related to tax assessments and tax return amendments	0.4	(1.2)
Other	(0.7)	0.5
Tax expense	$ 347.7	$ 183.8